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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  June 16, 2011

Kieran G. Brown
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 459 (the "Fund")
                       (File No. 333-173408)(CIK 1472904)
                   -------------------------------------------

Mr. Brown:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Advisors Risk Mitigated Return Portfolio, Q-GSP
Series 1 (the "Trust").   The Registration Statement on Form S-6 relating to the
Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 8, 2011. We received comments from the staff of the Commission in a letter from Kieran G. Brown on May 3, 2011 and filed Amendment No. 1 to the Registration Statement in response to such comments on May 24, 2011. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on June 14, 2011, the staff requested that we add "and Barclays Capital Inc. has no responsibility not to consider these benefits before taking these actions" to the last sentence of the second paragraph under "Understanding Your Investment--Investment Risks--Index Risks." This disclosure has been revised in accordance with your comments. In addition to making this revision in response to the staff's comments, we have revised the prospectus to reflect certain other minor changes and corrections.

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about June 23, 2011 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.





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                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson



















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